Employee Benefit Plans - Schedule of Defined Benefit Plan Benefit Obligation Assumptions (Details) - Retirement Plans	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.17%	5.57%
Rate of compensation increase	5.60%	5.60%
Interest crediting rate	4.00%	4.25%